Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Trade Accounts Receivables and Other Current Assets
Schedule of Other Current Assets

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2020	2019
Refund of value added tax	$1,429	$1,429
Prepaid expenses	1,050	1,014
Other receivables	3,032	943
Total other current assets	$5,511	$3,386